SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The reporting and functional currency of the Company is the U.S. dollar, as the Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen USA, Inc. have operated and expect to continue to operate in the foreseeable future.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and Compugen USA, Inc. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash, Cash equivalents and Restricted cash:

Cash and cash equivalents consist of cash in banks and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition. The Company’s restricted cash primarily consists of bank deposits collateralizing the Company’s operating leases and credit cards.

e.	Short-term bank deposits and restricted long-term bank deposits:

Short-term bank deposits include deposits with maturities of more than three months but less than one year. Long-term bank deposits include deposits with maturities of more than one year. Bank deposits are stated at cost which approximates market values.

Bank deposits as of December 31, 2024 and 2023 are in U.S. dollars and bear an annual weighted average interest rate of 5.51% and 6.20%, respectively.

f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies all of its debt securities as available-for-sale (“AFS”). The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date. Available-for-sale debt securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

At each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the Company’s ability and intent to hold the investment until a forecasted recovery occurs in accordance with ASC 326, Financial Instrument- Credit losses. Allowance for credit losses on AFS debt securities are recognized in the Company’s consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity. No credit loss impairment was identified in the year ended December 31, 2024.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

h.	Impairment of long-lived assets:

The long-lived assets of the Company. are reviewed for impairment in accordance with ASC 360, “Property, Plant, and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (assets group) with the future undiscounted cash flows expected to be generated by the asset (assets group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets group exceeds the fair value of the assets group. During the years 2024, 2023 and 2022, no impairment losses have been recorded.

i.	Leases:

The Company accounts for its leases according to ASC 842 - Leases (“ASC 842”). The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company elected the practical expedient to combine its lease and non-lease components for its leases.

ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate the lease is considered unless it is reasonably certain that the Company will not exercise the option.

j.	Revenue recognition:

The Company generates revenues mainly from its collaborative and license agreements. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestone achievements.

The Company recognizes revenue in accordance with ASC 606 – “Revenue from Contracts with Customers”.

As such, the Company analyzes its contracts to assess whether they are within the scope of ASC 606. In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, the Company satisfies a performance obligation

At the contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company entered into an exclusive license agreement with AstraZeneca. Under the terms of the agreement, Compugen provided AstraZeneca with an exclusive license to intellectual property (“IP”) rights of the Company for the development of bi-specific and multi-specific antibody products derived from COM902. Compugen received a $ 10,000 upfront payment and is eligible to receive up to $ 200,000 for development, regulatory and commercial milestones for the first product, of which $ 30,500 was received as well as tiered royalties on future product sales.

Under ASC 606, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore, the license to the IP is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments prior to achievement of such milestone.

Sales or usage-based royalties to be received in exchange for licenses of IP are recognized at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales or usage-based royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future Commercial Sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

On December 18, 2020, the first milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $ 2,000 in accordance with the criteria prescribed under ASC 606.

On September 29, 2021, the second milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $ 6,000 in accordance with the criteria prescribed under ASC 606.

On November 11, 2022, the third milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $ 7,500 in accordance with the criteria prescribed under ASC 606.

On December 27, 2023, the fourth milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $ 10,000 in accordance with the criteria prescribed under ASC 606.

On May 30, 2024, the fifth milestone with respect to the first licensed product, under the AstraZeneca License Agreement was achieved and the Company recognized revenues in total amount of $ 5,000 in accordance with the criteria prescribed under ASC 606.

On December 18, 2023, the Company entered into an exclusive License Agreement with Gilead. Under the terms of the agreement, the Company granted Gilead an exclusive license under the Company’s pre-clinical antibody program against IL-18 binding protein and all intellectual property rights subsisting therein, to use, research, develop, manufacture and commercialize products derived from a Compugen pipeline program. Compugen received an upfront payment of $ 60,000 and an IND clearance milestone payment of $ 30,000 and is also eligible to receive up to approximately $ 758,000 additional milestone payments subject to and upon the achievement of certain development, regulatory and commercial milestones and as detailed in the agreement.

Gilead may terminate the Gilead Collaboration Agreement for convenience by giving a certain prior written notice to the Company at any time after the effective date of the agreement.

The Company concluded that Gilead is a customer and therefore revenue recognition should be accounted for in accordance with ASC 606, because the Company granted to Gilead licenses to its intellectual property and will provide research and development services, all of which are outputs of the Company’s ongoing activities, in exchange for consideration.

The Company assessed the promises under the License Agreement and concluded that (i) the delivery of the GS-0321 License; (ii) the preclinical research and development activities towards IND approval of GS-0321 (the “IND research and development activities”) and (iii) the contingent promise to additional research and development activities in connection with Phase 1 clinical trial (the “Phase 1 research and development activities”), are capable of being distinct and are distinct within the context of the License Agreement. The Company considered that the license has standalone functionality, considered to be functional intellectual property, and is capable of being distinct. The Company also determined that the IND research and development activities and Phase 1 research and development activities could be provided by resources otherwise available to Gilead and thus are capable of being distinct. Also, the Company concluded that the Company’s contingent promise to additional research and development activities in connection with Phase 1 clinical trial represents a material right.

As a result, the Company concluded that its promise to deliver the GS-0321 License, the promise to perform IND research and development activities and Phase 1 research and development activities represented separate performance obligations in the License Agreement.

The Company also evaluated all milestones and royalties as a possible variable consideration. With respect to clinical development and regulatory milestones, based upon the high degree of uncertainty and risk associated with these potential payments, the Company concluded that all such amounts should be fully constrained and are not included in the initial transaction price as the Company cannot conclude that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Accordingly, the Company did not include any potential clinical development, regulatory and sales milestones and royalties in the initial transaction price.

The Company allocated the transaction price to each performance obligation on a relative estimated standalone selling price basis. The Company developed the estimated standalone selling price for the GS-0321 License based on the present value of expected future cash flows associated with the license and related clinical development and regulatory milestones. In developing such estimate, the Company applied judgement in determining the timing needed to develop the Licensed Product, the probability of success, and the discount rate. The Company developed the estimated standalone selling price for the IND research and development activities using a “cost plus” reasonable margin approach. To determine the estimated standalone selling price of the material right for the Phase 1 research and development activities obligation, the Company estimated the standalone selling price of the underlying performance obligations included in the material right and estimated the probability of the Company’s performance of such obligations.

The Company determined that the GS-0321 License was a functional license since the underlying intellectual property (the “IP”) has significant standalone functionality. In addition, the Company determined that December 18, 2023, represents (i) the date at which the Company made available the IP to Gilead and (ii) the beginning of the period during which Gilead is able to use and benefit from its right to use the IP. Based upon these considerations, the Company recognized the entirety of the initial transaction price allocated to the GS-0321 License performance obligation during the year ended December 31, 2023.

Further, the IND research and development activities and Phase 1 research and development activities performance obligations are recognized over time. The Company using the input method in order to measure the progress of the services, based on the actual internal and external costs incurred, relative to total internal and external costs expected to be incurred to satisfy the performance obligation. The period over which total costs were estimated reflected the Company’s best estimate of the period over which it would perform the activities to achieve clearance of an IND application for GS-0321 and the phase 1 clinical trial. The Company determined that the input method is the best measure of progress towards satisfying the performance obligation as incurred labor effort represents work performed that corresponds with, and thereby best depicts the transfer of goods and services.

During the year ended December 31, 2024, the Company recognized $ 22,864 of license, IND services and Phase 1 services revenues, and during the year ended December 31, 2023, the Company recognized $ 23,459 of license revenues.

Of the $36,541 of deferred revenue recorded as of December 31, 2023, and additional deferred revenues incurred during the year ended December 31, 2024, the Company recognized $22,864 as revenue during the year ended December 31, 2024. The Company had no deferred revenues as of December 31, 2022. The milestone payment was accounted for as an available consideration and was allocated to the separate performance obligations.

As of December 31, 2024, the Company included deferred revenues of $ 9,632 in current liabilities and $ 34,045 in non-current liabilities.

The Company’s remaining performance obligations represent contracted revenue that has not yet been recognized. As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations that the Company expects to recognize as revenue was $43,677. As of December 31, 2024, the Company expects to recognize 22% of its remaining performance obligations as revenue over the next 12 months, and the remainder through 2029.

For additional information regarding revenues, please refer to Note 11 below.

k.	Cost of revenues:

Cost of revenues consist of certain royalties and milestones paid or accrued in addition to research and development services allocated in relation to Gilead license agreement.

l.	Research and development expenses, net:

Research and development costs are charged to the statement of comprehensive loss as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

As part of the process of preparing the consolidated financial statements, the Company accrues costs for pre-clinical and clinical trial activities based upon estimates of the services received and related expenses incurred that have yet to be invoiced by the contract research organizations or other pre-clinical or clinical trial vendors that perform the activities. In certain circumstances, the Company is required to make nonrefundable advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the nonrefundable advance payments are deferred and capitalized, and amortized as the related goods or services are provided. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

The portion of the Bristol Myers Squibb $ 12,000 investment in 2018 over the fair market value of the shares issued in the amount of $ 4,121 and the portion of the $ 20,000 investment in 2021 over the fair market value of the shares issued in the amount of $ 5,000 were considered as deferred participation of Bristol Myers Squibb in R&D expenses which is amortized over the period of the clinical trial based on the progress in the R&D, see Note 1f and Note 9b.

Amortization of participation in R&D expenses for the years ended December 31, 2024, 2023 and 2022 were $ 0, $ 325 and $ 6,019, respectively.

m.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. The value of these deposits and policies is recorded as an asset on the Company’s balance sheet. Pursuant to Section 14 of the Israeli Severance Pay Law, for Israeli employees under this section, the Company’s contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional payments are required to be made by the Company to the employee to cover severance obligation.

Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2024, 2023 and 2022 amounted to approximately $ 481, $ 432 and $ 468, respectively.

n.	Share-based compensation:

The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation - Share Compensation” (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company accounts for forfeitures as they occur.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the most appropriate fair value method for its share-options awards and Employee Share Purchase Plan (“ESPP”). The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company used the following assumptions for options granted to employees, directors and non-employees and ESPP:

	Year ended December 31,
	2024	2023	2022
Employee options

Volatility	90.45%-95.88%	75.93%-80.95%	69.44%-74.61%
Risk-free interest rate	3.47%-4.54%	3.37%-4.81%	1.54%-4.39%
Dividend yield	0%	0%	0%
Expected life (years)	4.02-4.97	4.02-5.06	5.05-5.4

	Year ended December 31,
	2024	2023	2022
ESPP

Volatility	-	-	69.74%
Risk-free interest rate	-	-	1.63%
Dividend yield	-	-	0%
Expected life (years)	-	-	0.50

o.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, restricted long-term bank deposit and investment in marketable securities.

Cash, cash equivalents, restricted cash, short-term bank deposits and restricted long-term bank deposit are invested in major banks in Israel and in the United States. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government debentures.

p.	Basic and diluted loss per share:

Basic loss per share is calculated by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period in accordance with ASC 260, “Earnings per Share”.

All outstanding share options and warrants for the years ended December 31, 2024, 2023 and 2022 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. As of December 31, 2024, 2023 and 2022 the average number of shares related to outstanding options, RSUs and warrants excluded from the calculations of diluted net loss per share were 8,496,655, 7,921,020 and 8,405,615, respectively.

q.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes”, (“ASC 740”) which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2024 and 2023, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740-10.

r.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputting that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities, restricted long-term bank deposit, other accounts receivable and prepaid expenses, trade payable and employees and related accruals and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

s.	Recently adopted accounting pronouncement :

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods for the fiscal years beginning after December 15, 2024. The Company adopted the ASU 2023-07 during the year ended December 31, 2024, on a retrospective basis which resulted in updated segment disclosures. See Note 11 in the accompanying notes to the consolidated financial statements for further detail.

t.	Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. Early adoption is permitted and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its financial statements disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses. The ASU requires, among other items, additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included on the consolidated Statements of Operations. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating the effect of adopting the ASU on its financial statements disclosures.